Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing with Respect to Equity Award Grants. We have adopted a policy with respect to the timing of the grant of equity awards (including grants to the Named Executive Officers), which policy provides that equity awards (including common stock, SARs and RSUs) are granted pursuant to approval by the Board or the Compensation Committee, or pursuant to authority delegated by the Board or the Compensation Committee to the Chief Executive Officer. Such grants generally are made at times when Avient is not in possession of material non-public information, and not during a “blackout period,” which is the period of time that is in close proximity to the release of financial or material non-public information. The policy further provides that, to the extent practicable, annual grants to existing employees should be approved at regularly scheduled meetings and that the grant price for any stock option or SAR shall not be less than the fair market value of Avient’s common shares on the grant date (which is generally defined as the closing price of our common shares on the grant date). Annual grant approvals typically occur in February of each year.
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The grant process and timing described above is used to provide for a routine and regular grant practice regarding annual awards (including annual SARs), and in order to make sure that the existence (or lack thereof) of material non-public information is not a material factor in decisions about the timing or size of SARs grants. Similarly, Avient has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant SARs to any Named Executive Officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Such grants generally are made at times when Avient is not in possession of material non-public information, and not during a “blackout period,” which is the period of time that is in close proximity to the release of financial or material non-public information. The policy further provides that, to the extent practicable, annual grants to existing employees should be approved at regularly scheduled meetings and that the grant price for any stock option or SAR shall not be less than the fair market value of Avient’s common shares on the grant date (which is generally defined as the closing price of our common shares on the grant date). Annual grant approvals typically occur in February of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have adopted a policy with respect to the timing of the grant of equity awards (including grants to the Named Executive Officers), which policy provides that equity awards (including common stock, SARs and RSUs) are granted pursuant to approval by the Board or the Compensation Committee, or pursuant to authority delegated by the Board or the Compensation Committee to the Chief Executive Officer.
MNPI Disclosure Timed for Compensation Value	false